Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	MEIHUA INTERNATIONAL MEDICAL TECHNOLOGIES cO., LIMITED
Trading Symbol	MHUA
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	23,940,000
Amendment Flag	false
Entity Central Index Key	0001835615
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41291
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao Town
Entity Address, Address Line Three	Guangling District
Entity Address, City or Town	Yangzhou
Entity Address, Postal Zip Code	225000
Entity Address, Country	CN
Title of 12(b) Security	Common Stock, $0.0005 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	173
Auditor Name	Briggs & Veselka Co.
Auditor Location	Houston, Texas
Business Contract
Document Information Line Items
Entity Address, Address Line One	88 Tongda Road
Entity Address, Address Line Two	Touqiao Town
Entity Address, Address Line Three	Guangling District
Entity Address, City or Town	Yangzhou
Entity Address, Postal Zip Code	225000
Entity Address, Country	CN
Contact Personnel Name	Yulin Wang
City Area Code	+86-0514
Local Phone Number	89800199
Contact Personnel Email Address	secretary@meihuamed.com